Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In August 2022, the SEC released the final version of its pay versus performance disclosure rules as mandated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, and other official guidance issued thereunder, and which became effective starting with fiscal year ended December 31, 2022. The final rules were codified under Item 402(v) of Regulation
S-K
(along with other official guidance issued, “PvP disclosure rules”) and require the Company to provide the following tabular and narrative disclosures.
In accordance with the PvP disclosure rules, the below sets forth the following for the previous three years (i) the total compensation set forth in the Summary Compensation Table (“SCT”) for the individuals serving as the Company’s principal executive officer (“PEO”) and the non-PEO
named executive officers (“NEOs”); (ii) the total and average “compensation actually paid” (“CAP”) by the Company to the PEO and the non-PEO
NEOs as a group, respectively; (iii) the Company’s cumulative total shareholder return (“Cumulative TSR”); and (iv) the Company’s Net Income.
2024 Pay versus Performance Table

Year(a) (1)	SCT Total for PEO (Xykis)(b)	Compensation Actually Paid to PEO (Xykis)(c) (2)	SCT Total for PEO (Arnett)(b)	Compensation Actually Paid to PEO (Arnett)(c) (2)	Average SCT Total for Non- PEO NEOs(d) (3)	Average Compensation Actually Paid to Non- PEO NEOs(e) (2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(f) (4)	Net Income (g) (thousands)
2024	$1,209,233	$2,728,721	—	—	$622,750	$888,033	$992	$69,279
2023	$1,449,282	$1,343,079	—	—	$496,768	$487,073	$68	$26,306
2022	$702,951	$724,577	$695,192	$486,409	$295,907	$305,572	$100	$11,270

(1)
Mr. C. (Dino) Xykis served as Interim PEO during part of 2022. Mr. Lance M. Arnett served as PEO during part of 2022. For 2023, Messrs. Xun (Kenneth) Li and Randall Lehner, served as non-PEO
NEOs. For 2022, Messrs. Xun (Kenneth) Li, Matthew Thomas, and Ms. Junhua Gu, served as non-PEO
NEOs.

(2)
Represents CAP for the PEOs and the average CAP for the
non-PEO
NEOs as a group, computed in accordance with the PvP disclosure rules. The dollar amounts do not reflect the amounts of compensation ultimately earned or realized by the
PEOs or
non-PEO
NEOs during the covered years.

(3)	Amounts reflected in this column represent the average “Total” compensation from the SCT for the non-PEO NEOs as a group.
(4)
Amounts reflected in these columns represent the Company’s Cumulative TSR for each measurement period from December 31, 2020 through December 31, 2024. Dividends are assumed to be reinvested. The resulting amounts assume that $100 was invested on December 31, 2020 in the Company’s Common Stock.

CAP is determined by taking the “Total” column amount from the
SCT
for each covered fiscal year and adjusting as follows for the PEOs (Xykis for 2024 and 2023; Xykis and Arnett for 2022) and
non-PEO
NEOs (Li and Lehner for 2024; Li and Gu for 2023; Li, Thomas and Gu for 2022):

Adjustments to Determine CAP for PEO (Xykis)
Covered Fiscal Year	2024	2023	2022
SCT Total for PEO (Xykis)	$1,209,233	$1,449,282	$702,951

Pension Adjustments (i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—	—	—
Add pension value attributable to covered fiscal year’s “service cost”	—	—	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—	—	—

Adjustments to Determine CAP for PEO (Xykis)
Covered Fiscal Year	2024	2023	2022
Equity Adjustments (ii)
Subtract fair value (as of grant date) reported in the “Option/SAR Awards” column in the SCT for the covered fiscal year	—	($216,542)	($28,397)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	—	$136,228	$46,780
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	$154
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$1,518,022	($6,032)	$2,949
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$1,466	($19,857)	$140
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	—	—	—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	—	—	—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	—	—	—

TOTAL ADJUSTMENTS	$1,519,488	($106,203)	$21,626

CAP	$2,728,721	$1,343,079	$724,577

Covered Fiscal Year	2022
SCT Total for PEO (Arnett)	$695,192

Pension Adjustments (i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—
Add pension value attributable to covered fiscal year’s “service cost”	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—
Equity Adjustments (ii)
Subtract fair value (as of grant date) reported in the “Option/SAR Awards” column in the SCT for the covered fiscal year	($2,677)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$2,606
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$668
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$6,283
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$3,437

Covered Fiscal Year	2022
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	($219,100)
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	—

TOTAL ADJUSTMENTS	($208,783)

CAP	$486,409

Covered Fiscal Year	2024	2023	2022
Average SCT Total for Non-PEO NEOs	$622,750	$496,768	$295,907

Pension Adjustments (i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—	—	—
Add pension value attributable to covered fiscal year’s “service cost”	—	—	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—	—	—

Equity Adjustments (ii)
Subtract fair value (as of grant date) reported in the “Option/SAR Awards” column in the SCT for the covered fiscal year	—	—	($15,069)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	—	—	$24,734
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$202,685	($9,662)
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$62,598	($33)	—
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	—	—	—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	—	—	—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	—	—	—

TOTAL ADJUSTMENTS	$265,283	($9,695)	$9,665

CAP	$888,033	$487,073	$305,572

(i)	We do not sponsor or maintain any defined benefit pension plans and therefore no adjustments were made related to pension value.

(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of the Company’s equity awards reflected in the
“Summary Compensation
Table
”
; provided, in order to properly value the SAR awards using the Black-Scholes model the Company uses for such grant date fair value, the Company made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including adjustments for the time that lapsed between grant date and valuation date), dividend yield and risk-free interest rates as of each measurement date.

Named Executive Officers, Footnote
(1)
Mr. C. (Dino) Xykis served as Interim PEO during part of 2022. Mr. Lance M. Arnett served as PEO during part of 2022. For 2023, Messrs. Xun (Kenneth) Li and Randall Lehner, served as non-PEO
NEOs. For 2022, Messrs. Xun (Kenneth) Li, Matthew Thomas, and Ms. Junhua Gu, served as non-PEO
NEOs.

Adjustment To PEO Compensation, Footnote
CAP is determined by taking the “Total” column amount from the
SCT
for each covered fiscal year and adjusting as follows for the PEOs (Xykis for 2024 and 2023; Xykis and Arnett for 2022) and
non-PEO
NEOs (Li and Lehner for 2024; Li and Gu for 2023; Li, Thomas and Gu for 2022):

Adjustments to Determine CAP for PEO (Xykis)
Covered Fiscal Year	2024	2023	2022
SCT Total for PEO (Xykis)	$1,209,233	$1,449,282	$702,951

Pension Adjustments (i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—	—	—
Add pension value attributable to covered fiscal year’s “service cost”	—	—	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—	—	—

Adjustments to Determine CAP for PEO (Xykis)
Covered Fiscal Year	2024	2023	2022
Equity Adjustments (ii)
Subtract fair value (as of grant date) reported in the “Option/SAR Awards” column in the SCT for the covered fiscal year	—	($216,542)	($28,397)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	—	$136,228	$46,780
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	$154
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$1,518,022	($6,032)	$2,949
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$1,466	($19,857)	$140
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	—	—	—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	—	—	—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	—	—	—

TOTAL ADJUSTMENTS	$1,519,488	($106,203)	$21,626

CAP	$2,728,721	$1,343,079	$724,577

Covered Fiscal Year	2022
SCT Total for PEO (Arnett)	$695,192

Pension Adjustments (i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—
Add pension value attributable to covered fiscal year’s “service cost”	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—
Equity Adjustments (ii)
Subtract fair value (as of grant date) reported in the “Option/SAR Awards” column in the SCT for the covered fiscal year	($2,677)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$2,606
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$668
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$6,283
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$3,437

Covered Fiscal Year	2022
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	($219,100)
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	—

TOTAL ADJUSTMENTS	($208,783)

CAP	$486,409

(i)	We do not sponsor or maintain any defined benefit pension plans and therefore no adjustments were made related to pension value.

(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of the Company’s equity awards reflected in the
“Summary Compensation
Table
”
; provided, in order to properly value the SAR awards using the Black-Scholes model the Company uses for such grant date fair value, the Company made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including adjustments for the time that lapsed between grant date and valuation date), dividend yield and risk-free interest rates as of each measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 622,750	$ 496,768	$ 295,907
Non-PEO NEO Average Compensation Actually Paid Amount	$ 888,033	487,073	305,572
Adjustment to Non-PEO NEO Compensation Footnote
CAP is determined by taking the “Total” column amount from the
SCT
for each covered fiscal year and adjusting as follows for the PEOs (Xykis for 2024 and 2023; Xykis and Arnett for 2022) and
non-PEO
NEOs (Li and Lehner for 2024; Li and Gu for 2023; Li, Thomas and Gu for 2022):

Covered Fiscal Year	2024	2023	2022
Average SCT Total for Non-PEO NEOs	$622,750	$496,768	$295,907

Pension Adjustments (i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—	—	—
Add pension value attributable to covered fiscal year’s “service cost”	—	—	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—	—	—

Equity Adjustments (ii)
Subtract fair value (as of grant date) reported in the “Option/SAR Awards” column in the SCT for the covered fiscal year	—	—	($15,069)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	—	—	$24,734
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$202,685	($9,662)
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$62,598	($33)	—
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	—	—	—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	—	—	—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	—	—	—

TOTAL ADJUSTMENTS	$265,283	($9,695)	$9,665

CAP	$888,033	$487,073	$305,572

(i)	We do not sponsor or maintain any defined benefit pension plans and therefore no adjustments were made related to pension value.

(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of the Company’s equity awards reflected in the
“Summary Compensation
Table
”
; provided, in order to properly value the SAR awards using the Black-Scholes model the Company uses for such grant date fair value, the Company made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including adjustments for the time that lapsed between grant date and valuation date), dividend yield and risk-free interest rates as of each measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 992	68	100
Net Income (Loss)	$ 69,279,000	26,306,000	11,270,000
PEO Name	Mr. C. (Dino) Xykis
Mr C Dino Xykis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,209,233	1,449,282	702,951
PEO Actually Paid Compensation Amount	2,728,721	1,343,079	724,577
Mr Lance M Arnett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			695,192
PEO Actually Paid Compensation Amount			486,409
PEO | Mr C Dino Xykis [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,519,488	(106,203)	21,626
PEO | Mr C Dino Xykis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(216,542)	(28,397)
PEO | Mr C Dino Xykis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		136,228	46,780
PEO | Mr C Dino Xykis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,518,022	(6,032)	2,949
PEO | Mr C Dino Xykis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			154
PEO | Mr C Dino Xykis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,466	(19,857)	140
PEO | Mr Lance M Arnett [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(208,783)
PEO | Mr Lance M Arnett [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,677)
PEO | Mr Lance M Arnett [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,606
PEO | Mr Lance M Arnett [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,283
PEO | Mr Lance M Arnett [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			668
PEO | Mr Lance M Arnett [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,437
PEO | Mr Lance M Arnett [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(219,100)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,283	(9,695)	9,665
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,069)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 24,734
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	202,685	(9,662)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 62,598	$ (33)